Acquisition - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 16, 2022	Sep. 30, 2022	Aug. 02, 2022	Sep. 30, 2021
Purchase price allocation
Goodwill	$ 7,816	$ 0	$ 7,535
MARIADB CORPORATION AB [Member]
Purchase price allocation
Goodwill			$ 7,535		$ 4,649
Sector 42 Technologies, Inc and CubeWerx Inc
Purchase price allocation
Cash and cash equivalents				$ 5
Accounts receivable, net				47
Property, plant and equipment, net				4
Intangible assets, net				670
Other assets				103
Total identifiable assets acquired				829
Accounts payable				40
Accrued expenses				16
Deferred tax liability				238
Other liabilities				39
Total identifiable liabilities assumed				333
Total identifiable net assets				496
Goodwill				3,321
Sector 42 Technologies, Inc and CubeWerx Inc | MARIADB CORPORATION AB [Member]
Purchase price allocation
Cash and cash equivalents				5
Accounts receivable, net				47
Property, plant and equipment, net				4
Intangible assets, net				670
Other assets				103
Total identifiable assets acquired				829
Accounts payable				40
Accrued expenses				16
Other liabilities				39
Total identifiable liabilities assumed				95
Total identifiable net assets				734
Goodwill				3,083
Sector 42 Technologies, Inc and CubeWerx Inc | Previously Reported [Member]
Purchase price allocation
Cash and cash equivalents				5
Accounts receivable, net				47
Property, plant and equipment, net				4
Intangible assets, net				670
Other assets				103
Total identifiable assets acquired				829
Accounts payable				40
Accrued expenses				16
Other liabilities				39
Total identifiable liabilities assumed				95
Total identifiable net assets				734
Goodwill				3,083
Sector 42 Technologies, Inc and CubeWerx Inc | Revision of Prior Period, Adjustment [Member]
Purchase price allocation
Deferred tax liability				238
Total identifiable liabilities assumed				238
Total identifiable net assets				(238)
Goodwill				$ 238